Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Tax (benefit) from stock option plan			$ 69.0	$ 13.7	$ 14.6
Reduction in income tax rate related to tax ruling	2.00%
Total net deferred tax liability increase due to acquisitions			123.1
Long-term taxes receivable				6.4
Net operating income (losses)			(423.2)	315.7	523.4
Undistributed earnings of foreign subsidiaries			1,258.4
Accrued withholding taxes			6.9
Expected unrecognized tax benefits			232.8	103.7	71.2	68.0
Reduction in liability from offsetting benefits			58.4
Unrecognized amount that would favorably affect Company's effective tax rate			174.4
Interest and penalties related to uncertain tax positions recognized in tax expense			2.1	1.3	2.2
Interest and penalties related to tax positions accrued			9.9	9.5	4.2
Tax benefit on penalties and interest accrued			4.3	4.4	2.6
Reduction of uncertain tax positions		3.9	42.7	9.3	1.2
U.S. [Member]
Income Tax Contingency [Line Items]
Capital loss carryforwards			2,162.9
Tax net operating losses, expire in 2014			47.8
Non U.S. [Member]
Income Tax Contingency [Line Items]
Tax net operating losses, expire in 2014			940.2
Tax net operating losses, not subject to expire			474.2
Scenario, Forecast [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Expected unrecognized tax benefits			11.0
Subject To Expiration [Member] | Non U.S. [Member]
Income Tax Contingency [Line Items]
Tax credits			26.0
Not Subject To Expiration [Member] | Non U.S. [Member]
Income Tax Contingency [Line Items]
Tax credits			69.4
Tax Valuation Allowance [Member]
Income Tax Contingency [Line Items]
Capital loss carryforwards			757.0
Net operating income (losses)			(106.8)
Foreign deferred tax assets			32.3
Impaired investments			$ 4.6